Segment Reporting (Details) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) Segment	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($) Segment		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Statement [Abstract]
Investment income (loss), net	$ (13)		$ (17,099)	$ (10,811)	$ 2,091	$ 487	$ (42,216)	$ (54,010)		$ 15,534	$ 132,620
Loss on financial instruments, net	(42,775)		(21,037)	(56,011)	(2,180)	(46,236)	(33,058)	(51,421)		31,837	(30,670)
Interest and dividend income	114		97	73		230	182	412		7,398	2,082
Trust services and administration revenues	(87)		8	129		15	15	30		540	30
Other income	0		86	2	0	0	86	86		2	36,267
Total revenues	(42,761)		(37,945)	(66,618)	2,364	(45,504)	(74,991)	(104,903)		55,311	140,329
Employee compensation and benefits	15,398		10,517	10,125	10,910	51,221	22,082	45,527		48,523	128,582
Interest expense	5,114		3,590	2,110		8,898	7,209	15,471		27,457	32,551
Professional services	6,657		14,232	5,449	4,939	17,030	22,089	38,422		17,801	19,045
Provision (provision credit) for credit losses	0		(10)	9,383	0	0	18,781	20,580		18,755	0
Other expenses	5,150		6,726	6,149		12,092	13,799	28,269		13,895	7,564
Total operating expenses	339,003		35,055	33,216	25,601	1,492,230	83,960	148,269		126,431	187,742
Operating loss	(381,764)		(73,000)	(99,834)	$ (23,237)	(1,537,734)	(158,951)	$ (253,172)		(71,120)	(47,413)
Loss on impairment of goodwill	306,684	$ 1,100,000	0			$ 1,402,989	0
Reportable segments | Segment						3		3
Statement of Financial Position [Abstract]
Investments held by Ben	457,771			674,170		$ 457,771		$ 497,221
Other assets, net (related party of $51 and $2,195)	31,197			95,988		31,197		42,448
Goodwill and intangible assets, net	968,037			2,370,850		968,037		2,371,026		2,370,850	2,371,035	$ 2,371,199
Total assets	1,457,005			3,141,008		1,457,005		2,910,695	[1]
Ben Liquidity
Income Statement [Abstract]
Loss on impairment of goodwill						1,121,212
Ben Custody
Income Statement [Abstract]
Loss on impairment of goodwill						281,777
Corporate & Other
Income Statement [Abstract]
Investment income (loss), net	0		0				0
Loss on financial instruments, net	(900)		(4,646)				(5,882)
Interest and dividend income	112		87				167
Trust services and administration revenues	(95)		0				0
Other income			86				86
Total revenues	(883)		(4,473)				(5,629)
Employee compensation and benefits	13,371		8,417				17,321
Interest expense	1,200		851				1,508
Professional services	5,420		10,223				16,299
Provision (provision credit) for credit losses			(10)				6,174
Other expenses	4,360		5,795				11,574
Total operating expenses	24,351		25,276				52,876
Operating loss	(25,234)		(29,749)			(74,313)	(58,505)
Loss on impairment of goodwill	0
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $22,266 and $76,154)	0					0		0
Investments held by Ben	223					223		5,362
Other assets, net (related party of $51 and $2,195)	17,467					17,467		21,849
Goodwill and intangible assets, net	50,927					50,927		50,927
Total assets	68,617					68,617		78,138
Operating Segments | Ben Liquidity
Income Statement [Abstract]
Investment income (loss), net	0		0	0		0	0	0		0	0
Loss on financial instruments, net	0		0	0		0	0	0		0	0
Interest and dividend income	0		0	0		0	0	0		0	0
Trust services and administration revenues	0		0	121		0	0	0		510	0
Other income			0	0			0	0		0	0
Total revenues	13,022		10,894	17,911		25,028	25,205	50,819		56,439
Employee compensation and benefits	1,482		1,599	2,200		3,975	3,802	8,527		8,328	6,216
Interest expense	2,120		774	538		2,878	1,407	2,893		12,812	11,496
Professional services	264		815	915		897	1,509	2,849		3,100	3,656
Provision (provision credit) for credit losses			0	0			0	0		0
Other expenses	533		564	436		1,187	1,095	2,313		2,127	(165)
Total operating expenses	285,113		(13,317)	38,210		1,200,147	33,845	97,331		35,248	26,581
Operating loss	(272,091)		24,211	(20,299)		(1,175,119)	(8,640)	(46,512)		21,191	25,238
Loss on impairment of goodwill	220,212					1,121,212
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $22,266 and $76,154)	291,781			418,793		291,781		376,253
Investments held by Ben	0			0		0		0
Other assets, net (related party of $51 and $2,195)	6,915			31,563		6,915		9,447
Goodwill and intangible assets, net	604,668			0		604,668		1,725,880
Total assets	903,364			450,356		903,364		2,111,580
Operating Segments | Ben Custody
Income Statement [Abstract]
Investment income (loss), net	0		0	0		0	0	0		0	0
Loss on financial instruments, net	0		0	0		0	0	0		0	0
Interest and dividend income	0		0	0		0	0	0		0	0
Trust services and administration revenues	8		8	8		15	15	30		30	30
Other income			0	0			0	0		0	0
Total revenues	6,490		7,775	8,416		13,065	15,064	29,042		20,288
Employee compensation and benefits	545		501	517		1,105	959	2,219		2,031	1,915
Interest expense	0		0	0		0	0	0		0	0
Professional services	89		820	446		589	1,325	2,018		1,552	1,190
Provision (provision credit) for credit losses			0	0			0	0		0
Other expenses	231		180	152		438	343	759		512	382
Total operating expenses	87,337		1,501	1,115		283,909	2,627	4,996		4,095	3,487
Operating loss	(80,847)		6,274	7,301		(270,844)	12,437	24,046		16,193	15,922
Loss on impairment of goodwill	86,472					281,777
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $22,266 and $76,154)	0			0		0		0
Investments held by Ben	0			0		0		0
Other assets, net (related party of $51 and $2,195)	50,984			46,933		50,984		47,466
Goodwill and intangible assets, net	312,442			0		312,442		594,219
Total assets	363,426			46,933		363,426		641,685
Operating Segments | Customer ExAlt Trusts
Income Statement [Abstract]
Investment income (loss), net	(13)		(17,099)	(10,811)		487	(42,216)	(54,010)		15,534	132,620
Loss on financial instruments, net	(41,875)		(16,391)	(44,661)		(43,679)	(27,176)	(35,085)		29,512	(15,838)
Interest and dividend income	2		10	0		10	15	54		7,110	1,819
Trust services and administration revenues	0		0	0		0	0	0		0	0
Other income			0	0			0	0		0	0
Total revenues	(41,886)		(33,480)	(55,472)		(43,182)	(69,377)	(89,041)		52,156
Employee compensation and benefits	0		0	0		0	0	0		0	0
Interest expense	1,794		1,965	1,046		3,668	4,294	8,957		0	4,675
Professional services	884		2,374	0		2,145	2,956	5,033		350	0
Provision (provision credit) for credit losses			0	4,774			12,607	13,843		14,318
Other expenses	26		187	1,860		383	787	1,905		695	502
Total operating expenses	36,389		36,579	38,141		73,505	80,854	158,997		98,506	80,817
Operating loss	(78,275)		(70,059)	(93,613)		(116,687)	(150,231)	(248,038)		(46,350)	37,784
Loss on impairment of goodwill	0					0
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $22,266 and $76,154)	0			0		0		0
Investments held by Ben	457,548			659,921		457,548		491,859
Other assets, net (related party of $51 and $2,195)	6,924			20,106		6,924		10,447
Goodwill and intangible assets, net	0			0		0		0
Total assets	464,472			680,027		464,472		502,306
Operating Segments | Corporate & Other
Income Statement [Abstract]
Investment income (loss), net						0
Loss on financial instruments, net						(2,557)
Interest and dividend income						220
Trust services and administration revenues						0
Total revenues						(2,337)
Employee compensation and benefits						46,141
Interest expense						2,352
Professional services						13,399
Other expenses						10,084
Total operating expenses						71,976
Operating loss						(74,313)
Loss on impairment of goodwill						0
Corporate & Other
Income Statement [Abstract]
Investment income (loss), net				0				0		0
Loss on financial instruments, net				(11,350)				(16,336)		2,325	(14,832)
Interest and dividend income				73				358		288	285
Trust services and administration revenues				0				0		0	0
Other income				2				86		2	36,267
Total revenues				(11,275)				(15,892)		2,615	21,720
Employee compensation and benefits				7,408				34,781		38,164	120,451
Interest expense				526				3,621		14,645	16,380
Professional services				4,088				28,522		12,799	14,199
Provision (provision credit) for credit losses				4,609				6,737		4,437
Other expenses				3,701				23,292		10,561	6,845
Total operating expenses				20,332				96,953		80,606	157,875
Operating loss				(31,607)				(112,845)		(77,991)	(136,155)
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $22,266 and $76,154)				0				0
Investments held by Ben				14,249				5,362
Other assets, net (related party of $51 and $2,195)				43,670				21,849
Goodwill and intangible assets, net				2,370,850				50,927
Total assets				2,428,769				78,138
Segment Reconciling Items
Income Statement [Abstract]
Interest and dividend income											(22)
Consolidating Eliminations
Income Statement [Abstract]
Interest and dividend income	(13,022)		(10,894)	(17,790)		(25,028)	(25,205)	(50,819)		(55,929)	(51,819)
Trust services and administration revenues	(6,482)		(7,767)	(8,408)		(13,050)	(15,049)	(29,012)		(20,258)	(19,379)
Total revenues	(19,504)		(18,661)	(26,198)		(38,078)	(40,254)	(79,831)		(76,187)	(71,220)
Interest expense	(29,835)		(26,927)	(24,694)		(59,615)	(50,618)	(110,905)		(70,963)	(63,463)
Other expenses	(3,850)		(5,126)	(5,767)		(7,694)	(9,592)	(18,354)		(12,180)	(12,177)
Provision for credit losses	(60,502)		17,069	(34,121)		(69,998)	(26,032)	(80,749)		(8,881)	(5,378)
Total operating expenses	(94,187)		(14,984)	(64,582)		(137,307)	(86,242)	(210,008)		(92,024)	(81,018)
Operating loss	74,683		(3,677)	38,384		99,229	45,988	130,177		15,837	9,798
Statement of Financial Position [Abstract]
Investments held by Customer ExAlt Trusts (related party of $22,266 and $76,154)	(291,781)			(418,793)		(291,781)		(376,253)
Investments held by Ben	0			0		0		0
Other assets, net (related party of $51 and $2,195)	(51,093)			(46,284)		(51,093)		(46,761)
Goodwill and intangible assets, net	0			0		0		0
Total assets	(342,874)			(465,077)		(342,874)		(423,014)
Consolidating Eliminations | Ben Liquidity
Income Statement [Abstract]
Interest and dividend income	13,022		10,894	17,790		25,028	25,205	50,819		55,929	51,819
Trust services and administration revenues	0		0	0		0	0	0		0	0
Total revenues											51,819
Interest expense	0		0	0		0	0	0		0	0
Other expenses	0		0	0		0	0	0		0	0
Provision for credit losses	60,502		(17,069)	34,121		69,998	26,032	80,749		8,881	5,378
Consolidating Eliminations | Ben Custody
Income Statement [Abstract]
Interest and dividend income	0		0	0		0	0	0		0	0
Trust services and administration revenues	6,482		7,767	8,408		13,050	15,049	29,012		20,258	19,379
Total revenues											19,409
Interest expense	0		0	0		0	0	0		0	0
Other expenses	0		0	0		0	0	0		0	0
Provision for credit losses	0		0	0		0	0	0		0	0
Consolidating Eliminations | Customer ExAlt Trusts
Income Statement [Abstract]
Interest and dividend income	0		0	0		0	0	0		0	0
Trust services and administration revenues	0		0	0		0	0	0		0	0
Total revenues											118,601
Interest expense	29,835		26,927	24,694		59,615	50,618	110,905		70,963	63,463
Other expenses	3,850		5,126	5,767		7,694	9,592	18,354		12,180	12,177
Provision for credit losses	$ 0		$ 0	$ 0		$ 0	$ 0	$ 0		$ 0	$ 0

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.